Segment reporting (Narrative) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Number of business divisions	5
Asset Management
Disclosure Of Operating Segments [Line Items]
Number of countries of which the business division has onshore presence	23
Investment Bank
Disclosure Of Operating Segments [Line Items]
Number of countries of which the business division has onshore presence	35
UBS AG
Disclosure Of Operating Segments [Line Items]
Number of business divisions	5
UBS AG | Asset Management
Disclosure Of Operating Segments [Line Items]
Number of countries of which the business division has onshore presence	23
UBS AG | Investment Bank
Disclosure Of Operating Segments [Line Items]
Number of countries of which the business division has onshore presence	35